INVESTMENTS - Investments in Associates (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 20, 2022	Apr. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Payment for interests in associates			$ 0	$ 500	$ 1,389
Gain (loss) on investments in associates			89	119	(233)
Because Energy Corp
Disclosure of associates [line items]
Payment for interests in associates			$ 500
Proportion of ownership interest in associate			20.00%
Investments in associates accounted for using equity method			$ 560	505
Gain (loss) on investments in associates			$ 55	(5)
Genexus Japan
Disclosure of associates [line items]
Proportion of ownership interest in associate	28.00%		28.00%
Investments in associates accounted for using equity method			$ 866	832
Gain (loss) on investments in associates			$ 34	$ (114)
Acamica Group Companies
Disclosure of associates [line items]
Gain (loss) on investments in associates					$ (233)
Acamica Technologias S.L.
Disclosure of associates [line items]
Proportion of ownership interest in associate						47.50%
Acamica Inc.
Disclosure of associates [line items]
Payment for interests in associates		$ 1,095
Proportion of ownership interest in associate		51.90%